STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Premiums, net of reinsurance	$ 79,942	$ 108,452	$ 103,447
Contract charges, net of reinsurance	77,476	77,314	77,194
Net investment income	222,087	256,006	287,883
Realized capital gains and losses	128,265	106,627	(20,554)
Total revenues	508,414	549,585	449,384
Costs and expenses
Contract benefits, net of reinsurance	434,641	259,013	237,578
Interest credited to contractholder funds, net of reinsurance	84,324	86,464	91,482
Amortization of deferred policy acquisition costs	20,346	30,396	16,299
Operating costs and expenses	32,975	45,162	45,964
Total costs and expenses	572,286	421,035	391,323
(Loss) income from operations before income tax (benefit) expense	(63,872)	128,550	58,061
Income tax (benefit) expense	(11,993)	30,926	12,827
Net (loss) income	(51,879)	97,624	45,234
Other comprehensive income (loss), after-tax
Change in unrealized net capital gains and losses	86,101	67,612	(50,575)
Change in unrealized foreign currency translation adjustments	1,519	(3,131)	98
Other comprehensive income (loss), after-tax	87,620	64,481	(50,477)
Comprehensive income (loss)	35,741	162,105	(5,243)
Other revenue
Revenues
Contract charges, net of reinsurance	$ 644	$ 1,186	$ 1,414